Long-term debt and Finance Liability (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021
Long-term debt and Lease Obligations
Unsecured Long-Term Debt	$ 125,000	$ 125,000
Secured Long-Term Debt	285,191	306,843
Finance Liability	49,104
Total Long-Term Debt and Finance Liability	459,295	431,843
Less: Deferred Financing Costs	(7,577)	(8,168)
Long-Term Debt and Finance Liability, net of Deferred Financing Costs	451,718	423,675
Less: Long-Term Debt and Finance Liability, Current	(47,782)	(41,148)
Long-Term Debt and Finance Liability, Excluding Current Maturities	$ 403,936	$ 382,527